Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 152,103		¥ 137,712		¥ 143,101
Japanese plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japanese plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		57,512		41,472
Japanese plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japanese plans | Defined Benefit Plan, Equity Securities | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		19,029	[1]	15,268	[2]
Japanese plans | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japanese plans | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japanese plans | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japanese plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	21,666		19,447
Japanese plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japanese plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japanese plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japanese plans | Defined Benefit Plan, Debt Security | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		28,365	[4]	28,787	[5]
Japanese plans | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japanese plans | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japanese plans | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japanese plans | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	25,531		32,738
Japanese plans | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Japanese plans | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Japanese plans | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Japanese plans | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	27,989		29,136
Japanese plans | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japanese plans | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	27,989		29,136
Japanese plans | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japanese plans | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	29,523		12,336
Japanese plans | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japanese plans | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	29,523		12,336
Japanese plans | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		173,068		151,819		¥ 153,803
Overseas plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		162,020		139,804
Overseas plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		10,336		11,293
Overseas plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		70,171		54,119
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		70,171		54,119
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	712		722
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		91,849		85,685
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		91,849		85,685
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,403		4,094
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,403		4,094
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	444		455
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	444		455
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas plans | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	5,489		6,744
Overseas plans | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	5,489		6,744
Overseas plans | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	¥ 0		¥ 0

[1]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2026.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥30 million at March 31, 2025.
[3]	These funds invest in listed shares.
[4]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥6 million at March 31, 2026.
[5]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥7 million at March 31, 2025.
[6]	These funds invest approximately 100% in foreign government bonds.
[7]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[8]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.